Naming of Issuing Entity	Check if Registered	Name of Originator 1(a)	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2(a)			Assets That Were Repurchased or Replaced3(a)			Assets Pending Repurchase or Replacement (within cure period)4(a)			Demand in Dispute 5(a)			Demand Withdrawn 6(a)			Demand Rejected7(a)
			(#)	($)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)
Issuing Entities with Demands for Repurchase or Replacement
Residential mortgages - Non-Prime
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FF1 0001385134	X	First Franklin Financial Corporation	9,898	$2,033,910,275	100%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	104	$21,145,130	6%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A1 0001385131	X	First National Bank of Arizona	616	$160,789,720	20%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	3	$414,845	0%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A2 0001389455	X	First National Bank of Arizona	638	$171,928,665	20%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	5	$1,437,211	1%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR3 0001402968	X	GMAC Mortgage, LLC	564	$184,593,809	47%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	1	$201,670	0%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR4 0001406781	X	GMAC Mortgage, LLC	663	$225,950,141	64%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	6	$2,248,390	3%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-WMC1 0001353236	X	WMC Mortgage Corp.	6,436	$1,265,639,168	100%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	5	$1,173,047	1%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	Meritage Mortgage Corporation	211	$35,215,388	3%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	12	$1,592,511	1%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	ResMAE Mortgage Corporation	149	$19,497,013	2%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	2	$451,681	0%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	Aegis Mortgage Corporation	783	$128,506,377	11%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	4	$461,263	0%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	NovaStar Mortgage, Inc.	157	$27,955,397	2%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	5	$1,029,894	1%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	People's Choice Home Loans, Inc.	996	$231,663,933	20%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	96	$21,568,274	12%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	First Street	98	$25,295,137	2%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	10	$1,828,282	1%	0	$0	0%	0	$0	0%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	First NLC Financial Services LLC	2,918	$508,697,715	43%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	22	$4,613,810	3%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC3 0001340125	X	Unknown	NULL	NULL	NULL	0	$0	0%	0	$0	0.00%	0	$0	0.00%	1	$214,472	0%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	MLSG, Inc.	22	$5,428,270	1%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	2	$362,480	0%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	MortgageIT, Inc.	1,452	$234,778,047	30%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	37	$3,386,575	4%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Wilmington Finance, Inc.	1,038	$180,439,045	23%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	13	$1,856,698	2%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	MILA, Inc.	1,679	$193,588,578	25%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	57	$4,730,850	6%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	National City Mortgage Co.	110	$18,131,657	2%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	3	$645,687	1%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Home Loan Corporation	519	$66,563,627	8%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	15	$1,726,509	2%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Harbourton Mortgage Investment Corporation	75	$12,305,452	2%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	3	$299,548	0%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Sierra Pacific Mortgage Corporation	52	$7,924,910	1%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	3	$495,299	1%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	FMF Capital LLC	152	$25,721,976	3%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	6	$750,297	1%	0	$0	0%	0	$0	0%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Mirabella Mortgage Company	142	$18,592,983	2%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	7	$953,006	1%	0	$0	0%	0	$0	0%
Residential mortgages – Non-Prime Subtotal*			29,368			0			0			0			422			0			0
Residential mortgages – Non-Prime Subtotal*				$5,783,117,282			$0			$0			$0			$73,587,428			$0			$0

Issuing Entities with No Demands for Repurchase or Replacement9(a)
Residential mortgages - Other/Combined
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 1988-W					100%

Residential mortgages - Non-Prime
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-CB3 0001248641	X		1,981	$296,690,768	100%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB2 0001283616	X		1,956	$418,640,997	100%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB6 0001302637	X		3,090	$459,286,540	100%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB8 0001313763	X		3,684	$547,530,756	100%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-CB3 0001329684	X		2,379	$417,458,658	100%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-CB6 0001340315	X		3,150	$498,791,423	100%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-CB4 0001366173	X		2,520	$520,639,704	100%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-CB8 0001378276	X		2,628	$571,697,970	100%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-CB4 0001395012	X		2,533	$497,856,174	100%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-1 0001392868	X		10,755	$2,234,527,127	100%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-2 0001395007	X		10,106	$2,002,131,979	100%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-3 0001398697	X		9,233	$1,888,495,811	100%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-4 0001402720	X		7,567	$1,600,000,024	100%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-5 0001407137	X		3,126	$795,445,096	100%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-6 0001417205	X		161	$26,238,161	100%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-A 0001395008	X		5,004	$282,128,069	100%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-H1 0001413718	X		3,665	$893,417,460	100%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-FF1 000121964	X		6,083	$1,336,342,000	100%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-FFC 0001312879	X		8,048	$397,867,023	100%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FF12 0001349082	X		9,194	$1,965,600,096	100%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FF6 0001328725	X		4,930	$1,103,272,171	100%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FFH1 0001328796	X		3,220	$550,000,106	100%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-FF18 0001382369	X		12,140	$2,402,708,323	100%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FF2 0001389459	X		12,821	$2,600,256,201	100%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FFA 0001385135	X		9,262	$499,661,412	100%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FFC 0001392867	X		15,508	$855,877,212	100%
FIELDSTONE MORTGAGE INVESTMENT TRUST, SERIES 2004-4 0001304851	X		4,624	$879,604,054	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A3 0001395011	X		1,596	$487,784,780	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-AF1 0001398961	X		1,838	$693,258,990	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-F1 0001389458	X		1,771	$444,904,297	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR1 0001391449	X		1,252	$428,979,193	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR2 0001392904	X		1,679	$611,879,992	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR5 0001416072	X		1,359	$564,765,703	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 1994-G			7,977	$174,876,424	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 1999-H1 0001081317	X		3,412	$251,929,210	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-AFC1 0001166761	X		6,693	$376,336,708	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-HE1 0001209003	X		5,692	$783,179,496	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-NC1 0001174396	X		1,342	$199,625,554	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-HE1			1,765	$237,650,916	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-OPT1 0001271531	X		6,767	$1,052,527,309	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-WMC1 0001222424	X		4,838	$792,060,542	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-WMC2 0001225791	X		4,637	$756,897,316	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-WMC3 0001261841	X		5,435	$897,875,491	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-FM1 0001300342	X		2,075	$353,225,666	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-HE1 0001298150	X		1,915	$305,532,692	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-HE2 0001306563	X		3,075	$511,034,204	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-OPT1 0001306304	X		4,526	$728,927,783	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-SL1 0001296487	X		5,669	$205,021,859	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-SL2 0001307263	X		5,054	$190,004,876	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC1 0001278941	X		4,967	$837,959,970	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC2 0001286160	X		5,166	$874,470,490	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC3 0001290069	X		8,449	$1,403,966,261	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC4 0001293655	X		7,729	$1,305,921,361	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC5 0001307262	X		12,893	$2,328,550,139	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AR1 0001340116	X		5,253	$1,108,280,467	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FM1 0001337519	X		4,613	$901,907,018	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-HE1 0001324403	X		2,400	$417,335,576	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-HE3 0001348113	X		3,315	$863,594,801	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-NC1 0001316272	X		6,006	$1,010,863,601	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-NCA 0001337533	X		4,274	$244,749,252	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-NCB 0001345623	X		4,648	$247,934,336	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SD1 0001341929	X		1,326	$115,363,606	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SL1 0001320258	X		14,880	$569,769,758	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SL2 0001331580	X		11,505	$472,638,619	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SL3 0001344079	X		8,126	$375,991,445	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-WMC1 0001315624	X		10,434	$1,852,807,586	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-WMC2 0001328797	X		4,432	$780,437,986	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A1 0001357994	X		1,346	$668,539,580	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A2 0001360975	X		1,190	$348,838,110	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF3 0001364545	X		1,587	$558,850,114	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF4 0001370873	X		1,128	$387,790,300	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF1 0001375541	X		1,963	$668,222,557	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF2 0001378483	X		1,941	$675,532,936	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AHL1 0001368111	X		1,937	$429,661,760	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AR1 0001360673	X		3,269	$678,821,101	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-FF1 0001379644	X		15,079	$2,375,911,775	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-FM1 0001368077	X		1,991	$439,401,071	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE1 0001352502	X		4,825	$781,325,635	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE2 0001358888	X		3,478	$569,982,363	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE3 0001366775	X		2,956	$552,381,273	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE4 0001370357	X		3,112	$501,792,413	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE5 0001374556	X		7,090	$1,376,307,736	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE6 0001382370	X		5,774	$949,336,454	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-MLN1 0001375791	X		4,290	$819,593,841	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-OPT1 0001374563	X		4,271	$906,994,029	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM1 0001356932	X		3,050	$517,795,728	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM2 0001364542	X		5,903	$991,244,257	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM3 0001367768	X		4,383	$777,950,775	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM4 0001374555	X		3,145	$575,264,264	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM5 0001378278	X		2,944	$535,628,316	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-SD1 0001374164	X		1,301	$165,560,296	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-SL1 0001351148	X		8,571	$401,279,299	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-SL2 0001371913	X		5,040	$249,716,798	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-WMC2 0001357862	X		6,561	$1,234,682,960	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE2 0001389456	X		5,987	$1,213,248,399	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-HE3 0001395009	X		3,645	$668,937,131	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-MLN1 0001392927	X		6,283	$1,396,358,498	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-SD1 0001389457	X		2,433	$383,044,110	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-SL1 0001385132	X		4,773	$284,784,503	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 20010-NP1A			592	$144,592,622	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-1 0001307438	X		2,567	$417,636,408	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-1 0001317959	X		2,440	$393,122,758	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-2 0001323419	X		7,300	$1,176,156,895	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-3 0001343097	X		3,840	$690,639,862	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-4 0001342868	X		4,378	$866,008,360	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-5 0001347957	X		2,866	$465,328,742	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-1 0001351468	X		3,175	$724,995,990	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-2 0001355694	X		3,100	$585,992,346	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-3 0001359464	X		3,174	$575,302,559	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-4 0001367577	X		4,361	$806,348,249	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-5 0001370409	X		2,839	$471,399,413	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-6 0001374560	X		2,594	$427,912,659	100%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-7 0001378277	X		3,953	$685,334,867	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC1 0001225011	X		1,658	$244,000,377	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC2 0001248636	X		1,957	$284,235,685	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC3 0001264394	X		2,686	$370,382,194	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC4 0001274134	X		2,751	$425,003,954	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-AA1 0001307189	X		905	$190,822,456	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC1 0001285106	X		3,355	$525,008,837	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC2 0001295183	X		4,047	$575,029,169	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC3 0001307196	X		4,419	$650,002,380	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC4 0001312704	X		5,167	$750,001,305	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AB1 0001327109	X		1,561	$270,000,227	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AB2 0001338731	X		1,673	$330,851,760	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AB3 0001347897	X		1,594	$315,001,647	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC1 0001319962	X		5,351	$785,589,879	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC2 0001327613	X		6,290	$840,001,419	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC4 0001347448	X		8,684	$1,240,004,126	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1 0001354710	X		2,506	$475,002,390	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB2 0001364482	X		1,997	$399,999,469	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X		1,934	$425,000,053	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC1 0001353802	X		10,339	$1,500,000,388	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC3 0001367353	X		5,084	$850,005,701	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC4 0001374564	X		6,517	$1,100,000,096	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC5 0001379641	X		4,560	$865,000,390	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-AB1 0001392869	X		1,435	$350,000,517	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-BC1 0001385133	X		4,782	$825,001,683	100%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-BC2 0001395010	X		2,100	$390,000,562	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2002-2HE 0001257673	X		879	$172,772,758	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2003-4HE 0001268747	X		1,468	$236,806,283	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2003-5SL 0001268747	X		3,235	$133,109,686	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2003-8HE 0001274589	X		1,525	$268,868,534	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-11HE 0001304576	X		1,308	$270,148,643	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-22SL 0001312703	X		5,362	$265,005,791	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-3HE 0001288861	X		1,172	$244,995,922	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-5HE 0001295668	X		1,906	$324,987,696	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-10HE 0001334649	X		2,462	$276,035,205	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-12AL 0001337709	X		1,665	$315,010,838	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-14HE 0001338841	X		1,854	$325,001,345	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-16HE 0001341934	X		2,517	$550,720,739	100%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-6HE 0001324384	X		1,797	$350,020,475	100%

Residential mortgages - Prime
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-A 0001221468	X		4,119	$1,628,037,496	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-B 0001224368	X		2,801	$1,074,841,359	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-C 0001287083	X		2,552	$1,004,952,623	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-D 0001257270	X		2,852	$1,024,596,110	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-E 0001261425	X		2,684	$1,005,518,595	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-F 0001264603	X		3,354	$1,325,078,169	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-G 0001272978	X		2,690	$1,000,000,178	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-H 0001274136	X		1,989	$750,000,973	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-1 0001310131	X		1,426	$612,025,533	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-A 0001284422	X		3,572	$1,400,004,948	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-B 0001292105	X		2,897	$1,000,003,353	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-C 0001295083	X		2,310	$900,006,454	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-D 0001301649	X		2,682	$1,000,001,358	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-E 0001303974	X		3,150	$1,100,001,139	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-F 0001309757	X		2,831	$1,000,012,589	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-G 0001312848	X		1,284	$485,000,698	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-HB1 0001298854	X		2,054	$500,001,016	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1 0001325515	X		899	$407,048,448	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-2 0001337873	X		2,378	$1,220,525,429	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-3 0001343097	X		2,436	$1,178,985,743	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-A 0001319119	X		1,439	$550,001,262	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-B 0001328853	X		1,250	$500,005,685	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-1 0001354650	X		826	$476,561,871	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-2 0001360855	X		945	$634,771,628	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-3 0001374561	X		828	$537,919,898	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES MLCC 2007-1 0001392868	X		706	$462,223,039	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES MLCC 2007-2 0001398696	X		586	$416,548,326	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES MLCC 2007-3 0001409615	X		390	$293,596,173	100%
MERRILL LYNCH MORTGAGE BACKED SECURITIES TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-1 0001390978	X		904	$453,680,470	100%
MERRILL LYNCH MORTGAGE BACKED SECURITIES TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-2 0001392004	X		1,054	$645,969,568	100%
MERRILL LYNCH MORTGAGE BACKED SECURITIES TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3 0001402967	X		813	$304,840,443	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-A3			1,076	$468,090,398	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A1 0001220307	X		1,027	$427,500,172	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A2 0001225288	X		1,756	$803,894,572	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A3 0001237223	X		813	$353,901,155	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A4 0001257793	X		1,494	$655,087,975	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A5 0001264956	X		1,286	$549,169,468	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A6 0001268732	X		758	$322,414,971	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A1 0001281979	X		1,375	$604,180,564	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A2 0001301782	X		1,162	$436,345,701	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A3 0001301762	X		763	$388,340,131	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A4 0001307231	X		793	$500,550,731	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A1 0001316306	X		1,258	$559,198,793	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A10 0001347796	X		1,724	$781,839,264	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A2 0001318473	X		1,614	$988,900,952	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A3 0001328521	X		1,142	$317,707,145	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A4 0001329097	X		1,239	$502,099,539	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A5 0001331818	X		1,191	$730,706,297	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A6 0001337440	X		3,162	$963,361,418	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A7 0001340245	X		814	$463,360,704	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A8 0001344467	X		5,184	$1,012,683,745	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A9 0001347833	X		2,047	$927,442,200	100%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-F1 0001360862	X		455	$226,864,854	100%

Totals*			29,368			0			0			0			422			0			0
Totals*				$5,783,117,282			$0			$0			$0			$73,587,428			$0			$0

Name of Issuing Entity	Check if Registered	Name of Originator1b	Total Assets in ABS by Originator			Assets That Were Subject of Demand2b			Assets That Were Repurchased or Replaced3b			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute4b			Demand Withdrawn5b			Demand Rejected6b
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)8b	(%)	(#)	($)	(%)
Commercial mortgages

Issuing Entities with No Demands for Repurchase or Replacement7b
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-C1			159	647,219,456

Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-WFPB			1	873,436,032
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-WFPD			1	434,345,984
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-C2			300	1,138,310,784
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1997-C1 0001040772	X		219	840,787,840
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1997-C2 0001052935	X		147	686,342,912
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-C1 0001060802	X		105	747,242,368
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-C3 0001075172	X		139	638,408,576
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-CAN1			32	182,083,232
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-HRPA			1	259,828,144
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-MW1 0001176178	X		101	1,082,600,704
Merrill Lynch Mortgage Trust Series 2002-FED			1	25,000,000
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-KEY1 0001268822	X		79	1,076,546,944
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-MKB1 0001287083	X		72	979,850,304
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-KEY2 0001186308	X		115	1,115,140,352
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BPC1 0001306753	X		94	1,242,649,600
Mezz Cap Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2004-C2			81	52,399,820
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-MKB2 0001320550	X		86	1,137,261,440
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-GN1 0001071460	X		1	94,229,696
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-MCP1 0001330240	X		111	1,737,992,960
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-CIP1 0001335233	X		135	2,056,750,336
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-CKI1 0001344666	X		169	3,073,749,504
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-LC1 0001346319	X		142	1,546,256,000
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-1 0001351420	X		152	2,141,833,088
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C1 0001360571	X		244	2,489,838,592
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-2 0001362916	X		191	1,841,447,808
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C2 0001369017	X		126	1,542,696,576
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-3 0001371096	X		211	2,425,021,952
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1			16	3,076,228,608
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4 0001379882	X		279	4,522,708,992
Mezz Cap Commercial Mortgage Trust 2006-C4 Commercial Mortgage Pass-Through Certificates Series 2006-C4			146	88,930,888
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001390192	X		333	4,417,019,904
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-6 0001391668	X		144	2,145,926,400
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-7 0001398853	X		326	2,787,902,720
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001404613	X		265	4,050,224,384
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-8 0001408514	X		218	2,435,364,608
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-9 0001415828	X		246	2,809,835,264
Mezz Cap Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-C5			86	56,328,892
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2008-C1 0001432961	X		92	948,772,160

All total*			0			0			0			0			0			0			0
All total*				0			0			0			0			0			0			0

Totals combined for Commercial and Residential*			29,368			0									422	73,630,944		0	0		0	0
Totals combined for Commercial and Residential*				5,783,117,282			0

MERRILL LYNCH MORTGAGE INVESTORS, INC.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Residential Mortgages

1(a) The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  ("Demand Entities"), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4(a) Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(a) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8(a)  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding "% of principal balance" column.  However, the denominator used to calculate the corresponding "% of principal balance" column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9(a) Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.

Commercial Mortgages

1(b)  The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
2(b)  Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, "Demand Entities"), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.   In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.
3(b)   Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
4(b)   Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c) The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
5(b)   Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
6(b)   Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
7(b)   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

8(b)   An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased, or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any asset no longer part of the pool assets at the end of the reporting period, as zero.